Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012


Check here if Amendment [ ];   Amendment Number: ____
This Amendment (Check only one.):            [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:  Barclays Capital Securities Limited
   Address:  5 The North Colonnade
             Canary Wharf
             London, E14 4BB
	     England

           Form 13F File Number: 028-07404


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name: Michelle Rowe
                        Title: Vice President, Large Holdings Advisory
                        Phone: 0044 20 3134 5807

Signature, Place, and Date of Signing:

Michelle Rowe, London, England, May 15, 2012


    Report Type (Check only one.):
       [ ] 13F HOLDINGS REPORT.
       [X] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
028-826                     Barclays PLC

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